Note 5 - Fair Value of Financial Instruments: Fair Value Measurements, Recurring and Nonrecurring (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Inputs, Level 1
Assets, Fair Value Disclosure
Cash and Cash Equivalents, Fair Value Disclosure	$ 0	$ 0	$ 0
Assets, Fair Value Disclosure	0	0	0
Liabilities, Fair Value Disclosure
Accounts Payable to Related Parties, Fair Value Disclosure	0	0	0
Accounts Payable, Fair Value Disclosure	0	0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0	0	0
Fair Value, Inputs, Level 2
Assets, Fair Value Disclosure
Cash and Cash Equivalents, Fair Value Disclosure	0	0	0
Assets, Fair Value Disclosure	0	0	0
Liabilities, Fair Value Disclosure
Accounts Payable to Related Parties, Fair Value Disclosure	9,982	9,982	9,982
Accounts Payable, Fair Value Disclosure	825	825	384
Financial and Nonfinancial Liabilities, Fair Value Disclosure	10,807	10,807	10,366
Fair Value, Inputs, Level 3
Assets, Fair Value Disclosure
Cash and Cash Equivalents, Fair Value Disclosure	0	0	0
Assets, Fair Value Disclosure	0	0	0
Liabilities, Fair Value Disclosure
Accounts Payable to Related Parties, Fair Value Disclosure	0	0	0
Accounts Payable, Fair Value Disclosure	0	0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 0	$ 0	$ 0